Shareowners' Equity (Shares of GE Common Stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares Of GE Common Stock
Increase In Stock Repurchase Program Number Of Shares Authorized To Be Repurchased		$ 10,000	$ 10,000
Stock repurchased during period	73.6	432.6	248.6
Value of stock repurchased during period	1,901	10,375	5,185
Common Stock, Shares Authorized	13,200,000,000
Common Stock, Par or Stated Value Per Share	$ 0.06
Issued	11,693,841,000	11,693,841,000	11,693,841,000
In treasury	(1,636,461,000)	(1,632,960,000)	(1,288,216,000)
Common Stock, Shares, Outstanding	10,057,380,000	10,060,881,000	10,405,625,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		$ 35,000	$ 25,000